Unit Purchase Options (Details) - CAD ($)			12 Months Ended
	Nov. 02, 2016	Sep. 09, 2016	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.68%	0.59%
Expected volatility	156.70%	152.32%
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Options, description			the Company received proceeds of CAD$649,351 ($500,000) in exchange for an option to acquire 1,475,979 common units and warrants to purchase a further 1,675,979 common units. Each warrant shall be exercisable period of two years following the date of option exercise (“the Expiration Date”); provided, however, that the expiration date shall be automatically extended for an additional three years (the “Extended Period”) if, during the initial two-year term the Company does not raise at least $18,000,000 in additional equity capital at an effective price per common unit at or above $0.70 (a “Qualified Offering”); and provided further, that the Company has the right, only during the Extended Period, if any, and only following the exercise of the Option, to accelerate the expiration date to forty-five days following written notice to the holder if during the Extended Period the Company closes a Qualified Offering.
Option Pricing Model One [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate			1.71%
Expected life			5 years 6 months
Expected volatility			99.00%
Purchase of option, granted			2,000,000
Aggregate amount of option			$ 40,000